CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement Of Comprehensive Income Abstract
(Loss)/profit for the year	$ (24,018)	$ (41,009)	$ 875
Other comprehensive profit/(loss)
Foreign exchange translation differences	69	(396)	(86)
Other comprehensive profit/(loss)	69	(396)	(86)
Total Comprehensive (Loss)/profit (all attributable to owners of the parent)	$ (23,949)	$ (41,405)	$ 789